Segments (Details) - Schedule of net revenue from external customers through its retail drugstores by main products - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	$ 84,228,492	$ 76,098,975	$ 74,081,237
Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	30,219,364	22,485,919	13,541,215
Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	49,944,691	34,549,739	29,705,237
Prescription Drugs [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	28,503,283	27,162,968	26,045,423
Prescription Drugs [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	10,331,652	8,243,099	1,447,469
Prescription Drugs [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	41,116,991	27,477,087	24,857,708
OTC Drugs [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	35,658,864	30,524,057	31,532,248
OTC Drugs [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	11,473,177	7,559,585	5,721,638
OTC Drugs [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	7,903,824	6,242,630	4,196,841
Nutritional Supplements [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	9,664,071	6,863,559	6,013,622
Nutritional Supplements [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	2,014,011	956,013	742,809
Nutritional Supplements [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	424,210	151,657	205,881
TCM [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	5,353,900	4,560,968	5,325,008
TCM [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	315,231	295,410	266,638
TCM [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	241,828	218,758	314,769
Sundry Products [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	1,544,639	1,379,917	1,312,293
Sundry Products [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	2,271,009	1,967,174	2,082,601
Sundry Products [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	93,338	28,377	43,854
Medical Devices [Member] | Retail drugstores [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	3,503,735	5,607,506	3,852,643
Medical Devices [Member] | Online Pharmacy [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	3,814,284	3,464,638	3,280,060
Medical Devices [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	$ 164,508	$ 431,230	$ 86,184